Long-Term Debt, Net - Summary Of Total Debt Due To Unrelated Parties (Parenthetical) (Details) - Southern Airways Corporation	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Note payable to U.S. Government, interest rate of 6.5% plus LIBOR adjustment, due October 2025
Debt Instrument [Line Items]
Long term debt floor rate percentage		6.50%
Note payable to financial institution, fixed interest rate of 5.72%, due January 2025
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	5.72%	5.72%	5.72%
Note payable to Textron, fixed interest rate of 7.60%, due November 2024
Debt Instrument [Line Items]
Long term debt floor rate percentage	7.60%
Long term debt fixed interest rate percentage		7.60%	7.60%
Note payable to bank, fixed interest rate of 4.65%, due November 2025
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	4.65%	4.65%	4.65%
Note payable to a financing company, fixed interest rate of 5.49%, due December 2026
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	5.49%	5.49%	5.49%
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	6.75%	7.50%
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027 | Maximum
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage			7.50%
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027 | Minimum
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage		6.75%
Note payable to Tecnam, fixed interest rate of 6.75%, due July and August 2032
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	6.75%	6.75%